Private Placement (Details Narrative) - USD ($)		9 Months Ended
	May 16, 2023	Sep. 30, 2023
Common Stock [Member]
Securities Financing Transaction [Line Items]
Stock Issued During Period, Shares, New Issues		2,450,000
Single Healthcare Focused Institutional Investor [Member]
Securities Financing Transaction [Line Items]
Gross proceeds from private placement	$ 5,000,000
Net proceeds from private placement	$ 4,089,218
Single Healthcare Focused Institutional Investor [Member] | May Pre Funded Warrants [Member]
Securities Financing Transaction [Line Items]
Net proceeds from private placement		$ 1,156
Stock Issued During Period, Shares, New Issues	3,502,381	1,156,381
Single Healthcare Focused Institutional Investor [Member] | Common Stock [Member]
Securities Financing Transaction [Line Items]
Stock Issued During Period, Shares, New Issues	2,450,000